Joint Venture (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2009
Joint Venture (Textuals) [Abstract]
Cash distributions received to date	$ 1.4
Entities proportionate loss from Rx Hub		0.3
Investment in RxHub	0		0.8
Portion of distribution recorded in interest income	$ 0.6